SCHEDULE OF EFFECTIVE TAX RATE (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax benefit at federal statutory rate	(21.00%)	(21.00%)